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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA 02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.           Boston, MA        2/12/2009
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:          29
                                        --------------------

Form 13F Information Table Value Total:       $628,265
                                        --------------------
                                           (in Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                     John F. Brennan, Jr.
    ------        -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                 TITLE OF                 VALUE     SHARES/   SH/   PUT/  INVSTMT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER             CLASS         CUSIP    x($1000)   PRN AMT   PRN   CALL  DISCRTN  MGRS    SOLE    SHARED    NONE
----------------------------  --------------  ---------  --------  ---------  ---   ----  -------  -----   ----   ---------  ----
ABBOTT LABORATORIES           COMMON          002824100    21,830    409,038   SH         OTHER       01      0     409,038     0
ALLEGHENY ENERGY INC          COMMON          017361106   219,213  6,474,096   SH         OTHER       01      0   6,474,096     0
ALLERGAN INC                  COMMON          018490102     7,280    180,544   SH         OTHER       01      0     180,544     0
BERKSHIRE HATHAWAY INC DEL    CL A            084670108    38,737        401   SH         OTHER       01      0         401     0
BOYD GAMING CORP              COMMON          103304101    10,886  2,301,401   SH         OTHER       01      0   2,301,401     0
SELECT SECTOR SPDR TR         SBI CONS DISCR  81369Y407    24,435  1,132,813   SH         OTHER       01      0   1,132,813     0
DANAHER CORP                  COMMON          235851102       721     12,730   SH         OTHER       01      0      12,730     0
FOOT LOCKER INC               COMMON          344849104       319     43,490   SH         OTHER       01      0      43,490     0
HOSPITALITY PPTYS TR          COM SH BEN INT  44106M102     8,116    545,800   SH         OTHER       01      0     545,800     0
HUDSON CITY BANCORP           COMMON          443683107     5,020    314,560   SH         OTHER       01      0     314,560     0
INVESTORS BANCRP              COMMON          46146P102    30,651  2,282,303   SH         OTHER       01      0   2,282,303     0
JACOBS ENGR GROUP INC DEL     COMMON          469814107     4,151     86,300   SH         OTHER       01      0      86,300     0
JM SMUCKER CO                 COM NEW         832696405    48,186  1,111,293   SH         OTHER       01      0   1,111,293     0
JOY GLOBAL INC                COMMON          481165108       355     15,510   SH         OTHER       01      0      15,510     0
KRAFT FOODS INC               CL A            50075N104    53,003  1,974,027   SH         OTHER       01      0   1,974,027     0
KROGER CO                     COMMON          501044101    19,429    735,668   SH         OTHER       01      0     735,668     0
LIN TV CORP                   CL A            532774106     2,548  2,337,830   SH         OTHER       01      0   2,337,830     0
LOCKHEED MARTIN CORP          COMMON          539830109    25,656    305,136   SH         OTHER       01      0     305,136     0
MASTEC INC                    COMMON          576323109     1,827    157,750   SH         OTHER       01      0     157,750     0
MOLECULAR INSIGHT             COMMON          60852M104       388     90,200   SH         OTHER       01      0      90,200     0
NIKE INC                      CL B            654106103    15,954    312,817   SH         OTHER       01      0     312,817     0
NUCOR CORP                    COMMON          670346105     1,112     24,070   SH         OTHER       01      0      24,070     0
PEOPLES UNITED FINANCIAL INC  COMMON          712704105    13,923    780,872   SH         OTHER       01      0     780,872     0
PRECISION CASTPARTS CORP      COMMON          740189105    17,161    288,525   SH         OTHER       01      0     288,525     0
ROMA FINCL CORP               COMMON          77581P109    10,601    841,979   SH         OTHER       01      0     841,979     0
SCRIPPS NETWORKS INTERACT     CL A            811065101     7,881    358,236   SH         OTHER       01      0     358,236     0
SPRINT NEXTEL CORP            COM SER 1       852061100     2,568  1,403,450   SH         OTHER       01      0   1,403,450     0
STANLEY WKS                   COMMON          854616109     3,572    104,748   SH         OTHER       01      0     104,748     0
WAL MART STORES INC           COMMON          931142103    32,742    584,049   SH         OTHER       01      0     584,049     0